Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Class Name	Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Trading Symbol	FSTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 12,020,537,932
Holdings Count | shares	28
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$12,020,537,932
Number of Holdings	28
Portfolio Turnover	27%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 44.1 1 - 1.99% 38.9 2 - 2.99% 15.5 3 - 3.99% 1.0 U.S. Treasury Obligations 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 70.2 US Treasury Bonds 29.3 99.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Class Name	Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Trading Symbol	FSTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 7,791,620,696
Holdings Count | shares	27
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$7,791,620,696
Number of Holdings	27
Portfolio Turnover	32%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 56.5 1 - 1.99% 22.7 2 - 2.99% 16.5 3 - 3.99% 3.6 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 87.6 US Treasury Bonds 11.7 99.3
Fidelity SAI Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Municipal Income Fund
Class Name	Fidelity® SAI Municipal Income Fund
Trading Symbol	FSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Income Fund	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 2,715,058,152
Holdings Count | shares	1,833
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,715,058,152
Number of Holdings	1,833
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.4 Transportation 18.1 Health Care 9.8 Special Tax 9.7 Water & Sewer 6.2 Electric Utilities 5.8 Education 5.7 Others(Individually Less Than 5%) 7.0 96.7 AAA 8.1 AA 43.1 A 33.8 BBB 8.2 BB 1.1 B 0.1 CCC,CC,C 0.0 Not Rated 2.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.1 AA - 43.1 A - 33.8 BBB - 8.2 BB - 1.1 B - 0.1 CCC,CC,C - 0.0 Not Rated - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 9.6 Illinois 8.7 Texas 8.5 New Jersey 6.0 Florida 5.6
Fidelity SAI International Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Credit Fund
Class Name	Fidelity® SAI International Credit Fund
Trading Symbol	FSNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Credit Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Credit Fund	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,591,636,885
Holdings Count | shares	313
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,591,636,885
Number of Holdings	313
Portfolio Turnover	66%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.6 AAA 7.6 AA 0.9 A 12.1 BBB 39.6 BB 5.4 B 1.7 CCC,CC,C 0.5 D 0.0 Not Rated 5.6 Short-Term Investments and Net Other Assets (Liabilities) 4.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.6 AAA - 7.6 AA - 0.9 A - 12.1 BBB - 39.6 BB - 5.4 B - 1.7 CCC,CC,C - 0.5 D - 0.0 Not Rated - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 61.6 U.S. Treasury Obligations 22.6 Foreign Government and Government Agency Obligations 8.1 Preferred Securities 3.7 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 61.6 U.S. Treasury Obligations - 22.6 Foreign Government and Government Agency Obligations - 8.1 Preferred Securities - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 30.7 United Kingdom 19.1 Germany 14.3 France 5.2 Canada 4.9 Netherlands 3.3 Luxembourg 2.7 Denmark 2.5 Japan 2.2 Others 15.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 30.7 United Kingdom - 19.1 Germany - 14.3 France - 5.2 Canada - 4.9 Netherlands - 3.3 Luxembourg - 2.7 Denmark - 2.5 Japan - 2.2 Others - 15.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.0 US Treasury Bonds 6.6 Canadian Government 3.4 KfW 2.4 HSBC Holdings PLC 2.2 European Union 1.8 Japan Government 1.7 ING Groep NV 1.6 Bayer US Finance LLC 1.5 UBS Group AG 1.4 38.6
Fidelity International Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Bond Index Fund
Class Name	Fidelity® International Bond Index Fund
Trading Symbol	FBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Bond Index Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Bond Index Fund	$ 3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 978,432,301
Holdings Count | shares	1,825
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$978,432,301
Number of Holdings	1,825
Portfolio Turnover	34%

Holdings [Text Block]	AAA 16.0 AA 13.2 A 12.3 BBB 11.5 BB 0.1 B 0.0 CCC,CC,C 0.0 Not Rated 46.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 16.0 AA - 13.2 A - 12.3 BBB - 11.5 BB - 0.1 B - 0.0 CCC,CC,C - 0.0 Not Rated - 46.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 69.8 Corporate Bonds 28.8 Preferred Securities 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 69.8 Corporate Bonds - 28.8 Preferred Securities - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 China 16.9 France 10.7 Japan 9.9 Germany 8.7 Italy 6.1 Canada 6.0 United Kingdom 5.2 United States 5.2 Spain 4.2 Others 27.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 16.9 France - 10.7 Japan - 9.9 Germany - 8.7 Italy - 6.1 Canada - 6.0 United Kingdom - 5.2 United States - 5.2 Spain - 4.2 Others - 27.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Peoples Republic of China 12.4 Japan Government 9.5 French Government 5.7 Italian Republic 5.3 German Federal Republic 4.5 United Kingdom of Great Britain and Northern Ireland 3.7 Spanish Kingdom 3.4 China Development Bank 2.3 Korean Republic 2.1 Agricultural Development Bank of China 1.7 50.6
Fidelity Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Inflation-Protected Bond Index Fund
Class Name	Fidelity® Inflation-Protected Bond Index Fund
Trading Symbol	FIPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 10,194,209,097
Holdings Count | shares	49
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$10,194,209,097
Number of Holdings	49
Portfolio Turnover	21%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 48.6 1 - 1.99% 29.5 2 - 2.99% 16.9 3 - 3.99% 4.4 U.S. Treasury Obligations 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 77.5 US Treasury Bonds 21.9 99.4
Fidelity SAI Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Inflation-Protected Bond Index Fund
Class Name	Fidelity® SAI Inflation-Protected Bond Index Fund
Trading Symbol	FSPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Inflation-Protected Bond Index Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Protected Bond Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 12,899,329,264
Holdings Count | shares	49
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$12,899,329,264
Number of Holdings	49
Portfolio Turnover	50%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 47.1 1 - 1.99% 31.9 2 - 2.99% 17.1 3 - 3.99% 3.3 U.S. Treasury Obligations 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 79.1 US Treasury Bonds 20.3 99.4